Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill Related to Continuing Operations

The following table summarizes the changes in the carrying amount of goodwill related to continuing operations (in millions):

	Americas	EMEA	Asia Pacific	Total
Balance at January 1, 2022
Goodwill	$8,045.8	$1,354.3	$564.0	$9,964.1
Accumulated impairment losses	(7.7)	(1,037.0)	-	(1,044.7)
	8,038.1	317.3	564.0	8,919.4
Purchase accounting adjustments	0.9	-	-	0.9
Other acquisitions	48.3	-	-	48.3
Currency translation	(51.7)	(27.5)	(19.4)	(98.6)
Impairment	-	(289.8)	-	(289.8)
Balance at December 31, 2022
Goodwill	8,043.3	1,326.8	544.6	9,914.7
Accumulated impairment losses	(7.7)	(1,326.8)	-	(1,334.5)
	8,035.6	-	544.6	8,580.2
2023 acquisitions	201.4	-	13.6	215.0
Currency translation	28.8	-	(5.5)	23.3
Balance at December 31, 2023
Goodwill	8,273.5	1,326.8	552.7	10,153.0
Accumulated impairment losses	(7.7)	(1,326.8)	-	(1,334.5)
	$8,265.8	$-	$552.7	$8,818.5

Components of Identifiable Intangible Assets Related to Continuing Operations

The components of identifiable intangible assets related to continuing operations were as follows (in millions):

	Technology	Intellectual Property Rights	Trademarks and Trade Names	Customer Relationships	IPR&D	Other	Total
As of December 31, 2023:
Intangible assets subject to amortization:
Gross carrying amount	$3,177.4	$473.2	$523.8	$5,130.7	$-	$172.7	$9,477.8
Accumulated amortization	(1,894.2)	(295.1)	(289.9)	(2,495.4)	-	(108.4)	(5,083.0)
Intangible assets not subject to amortization:
Gross carrying amount	-	-	454.6	-	7.0	-	461.6
Total identifiable intangible assets	$1,283.2	$178.1	$688.5	$2,635.3	$7.0	$64.3	$4,856.4
As of December 31, 2022:
Intangible assets subject to amortization:
Gross carrying amount	$2,954.3	$388.5	$518.0	$5,073.1	$-	$174.0	$9,107.9
Accumulated amortization	(1,700.2)	(250.8)	(258.7)	(2,198.8)	-	(94.7)	(4,503.2)
Intangible assets not subject to amortization:
Gross carrying amount	-	-	452.1	-	7.0	-	459.1
Total identifiable intangible assets	$1,254.1	$137.7	$711.4	$2,874.3	$7.0	$79.3	$5,063.8

Estimated Annual Amortization Expense Based on Intangible Assets Recognized

Estimated annual amortization expense based upon intangible assets recognized as of December 31, 2023 for the years ending December 31, 2024 through 2028 is (in millions):

For the Years Ending December 31,
2024	$572.7
2025	553.7
2026	532.3
2027	517.9
2028	509.8